Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Small-Mid Cap Multi-Manager Fund, shareholders approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund.

Systematic Financial Management, L.P. (Systematic) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding Systematic's portfolio managers is deleted from this prospectus.

At a meeting held on September 7, 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as a new sub-adviser of the fund.

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

The following information replaces the similar information found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)(a)	0.78%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.63%
Acquired fund fees and expenses	0.02%
Total annual operating expenses(b)	1.43%
Fee waiver and/or expense reimbursement(a)	0.26%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	1.17%

(a)  Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.15%. This arrangement will remain in effect through April 30, 2018. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$119
3 years	$395
5 years	$726
10 years	$1,663

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), Arrowpoint Asset Management, LLC (Arrowpoint), The Boston Company Asset Management, LLC (TBCAM), FIAM LLC (FIAM), Fisher Investments, Geode Capital Management, LLC (Geode), Invesco Advisers, Inc. (Invesco), J.P. Morgan Investment Management Inc. (JPMorgan), Kennedy Capital Management, Inc. (Kennedy Capital), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC (Portolan), Systematic Financial Management, L.P. (Systematic), and Victory Capital Management Inc. (Victory Capital) have been retained to serve as sub-advisers for the fund. AB, ARI, FIAM, Fisher Investments, Geode, Invesco, Kennedy Capital, NBIA, Systematic, and Victory Capital have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Guy Lakonishok, CFA (co-manager), Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), Greg Sleight (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since 2016.

The following information supplements existing information found in the "Fund Management" section.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, LSV had approximately $87.7 billion in discretionary assets under management. LSV provides investment advisory services for the fund.

The following information replaces existing information found in the "Fund Management" section.

Systematic, at 300 Frank W. Burr Boulevard, 7th Floor, Teaneck, New Jersey 07666, has been retained to serve as a sub-adviser for the fund. As of February 29, 2016, Systematic had approximately $8 billion in discretionary assets under management. Systematic has not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

Victory Capital, at 4900 Tiedeman Road, Brooklyn, Ohio 44144, has been retained to serve as a sub-adviser for the fund. As of July 31, 2016, Victory Capital had approximately $52.3 billion in assets under management and advisement. Victory Capital provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements the biographical information found in the "Fund Management" section.

LSV

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 14 years of investment experience.

Josef Lakonishok serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Dr. Lakonishok has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 37 years of investment and research experience.

Puneet Mansharamani, CFA serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Mansharamani has served as a Partner and portfolio manager since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 16 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 9 years of investment experience.

Menno Vermeulen, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Vermeulen has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 23 years of investment experience.

AMM-16-06 1.936609.126	October 31, 2016

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

MMC-L-MMC-N-16-04 1.9585844.113	October 31, 2016

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

MMG-16-04 1.935092.113	October 31, 2016

Supplement to the
Strategic Advisers® Growth Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Growth Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Geode and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

SGF-16-04 1.935090.112	October 31, 2016

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

MMG-L-MMG-N-16-04 1.9862924.107	October 31, 2016

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

MMC-16-04 1.935070.118	October 31, 2016

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, and Geode have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

MMV-L-MMV-N-16-04 1.9859474.107	October 31, 2016

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information under the "Advisory Fee(s)" heading found in the "Fund Management" section.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Value Multi-Manager Fund	Class F
Rate	0.81%

MMV-F-16-04 1.9584485.108	October 31, 2016

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information under the "Advisory Fee(s)" heading found in the "Fund Management" section.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Core Multi-Manager Fund	Class F
Rate	0.81%

MMC-F-16-04 1.959651.116	October 31, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Small-Mid Cap Fund, shareholders approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund.

At a meeting held on September 7, 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as a new sub-adviser of the fund.

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), Arrowpoint Asset Management, LLC (Arrowpoint), The Boston Company Asset Management, LLC (TBCAM), FIAM LLC (FIAM), Fisher Investments, Geode Capital Management, LLC (Geode), Invesco Advisers, Inc. (Invesco), J.P. Morgan Investment Management Inc. (JPMorgan), Kennedy Capital Management, Inc. (Kennedy Capital), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC (Portolan), Systematic Financial Management, L.P. (Systematic), and Victory Capital Management Inc. (Victory Capital) have been retained to serve as sub-advisers for the fund. FIAM and Geode have not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Guy Lakonishok, CFA, (co-manager), Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), Greg Sleight (comanager), and Menno Vermeulen, CFA (co-manager) have managed LSV’s portion of the fund’s assets since 2016.

The following information replaces the similar information for RS Investments found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Stephen J. Bishop (co-manager), Melissa Chadwick-Dunn (co-manager), and D. Scott Tracy (co-manager) have managed Victory Capital's portion of the fund's assets since 2013.

Christopher W. Clark (co-manager) has managed Victory Capital's portion of the fund's assets since 2014.

The following information supplements existing information found in the "Fund Management" section.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, LSV had approximately $87.7 billion in discretionary assets under management. LSV provides investment advisory services for the fund.

The following information replaces the similar information for RS Investments found in the "Fund Management" section.

Victory Capital, at 4900 Tiedeman Road, Brooklyn, Ohio 44144, has been retained to serve as a sub-adviser for the fund. As of July 31, 2016, Victory Capital had approximately $52.3 billion in assets under management and advisement. Victory Capital provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements the biographical information found in the "Fund Management" section.

LSV

Guy Lakonishok, CFA, serves as portfolio manager for LSV’s portion of the fund’s assets, which he has managed since 2016. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 14 years of investment experience.

Josef Lakonishok serves as a portfolio manager for LSV’s portion of the fund’s assets, which he has managed since 2016. Dr. Lakonishok has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 37 years of investment and research experience.

Puneet Mansharamani, CFA, serves as a portfolio manager for LSV’s portion of the fund’s assets, which he has managed since 2016. Mr. Mansharamani has served as a Partner and portfolio manager since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 16 years ofinvestment experience.

Greg Sleight serves as portfolio manager for LSV’s portion of the fund’s assets, which he has managed since 2016. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 9 years of investment experience.

Menno Vermeulen, CFA, serves as a portfolio manager for LSV’s portion of the fund’s assets, which he has managed since 2016. Mr. Vermeulen has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 23 years of investment experience.

The following information replaces the similar biographical information for RS Investments found in the "Fund Management" section.

Victory Capital

Stephen J. Bishop has managed Victory Capital's portion of the fund's assets since 2013. Mr. Bishop has been a member of the RS Growth Team since 1996. From 1996 to 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Mr. Bishop has been portfolio manager and analyst of RS Technology strategy since 2001, and co-portfolio manager of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. He also co-manages separate accounts. Mr. Bishop joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. Mr. Bishop holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn has managed Victory Capital's portion of the fund's assets since 2013. Ms. Chadwick-Dunn has been a member of the RS Growth Team since 2001. From 2001 to 2016, she was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Ms. Chadwick-Dunn has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

Christopher W. Clark has managed Victory Capital's portion of the fund's assets since 2014. Mr. Clark has been a member of the RS Growth Team since 2007. From 2007 to 2016, he was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Mr. Clark has been a co-portfolio manager and analyst of the RS Small Cap Growth, RS Small-Mid Cap Growth, RS Mid Cap Growth and RS Large Cap Growth strategies since 2014. Prior to joining RS Investments in 2007, Mr. Clark was a research associate at TIAA-CREF for three years, focusing on global portfolio management and the healthcare sector. He has also served as a research assistant at Dresdner RCM Global Investors. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA Charterholder.

D. Scott Tracy has managed Victory Capital's portion of the fund's assets since 2013. Mr. Tracy has been a member of the RS Growth Team since 2001. From 2001 to 2016, she was with RS Investment Management Co. LLC, which was acquired by Victory Capital in 2016. Mr. Tracy has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Mr. Tracy is a CFA Charterholder.

SMC-16-06 1.919462.129	October 31, 2016

Supplement to the
Strategic Advisers® Value Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Value Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. FIAM and Geode have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

SUF-16-03 1.936472.110	October 31, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Small-Mid Cap Multi-Manager Fund, shareholders approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund.

Systematic Financial Management, L.P. (Systematic) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding Systematic's portfolio managers is deleted from this prospectus.

At a meeting held on September 7, 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as a new sub-adviser of the fund.

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co, LLC now refer to Victory Capital Management Inc.

The following information replaces the similar information found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class L	Class N
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)(a)	0.78%	0.78%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.62%	0.62%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expenses(b)	1.42%	1.67%
Fee waiver and/or expense reimbursement(a)	0.25%	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	1.17%	1.42%

(a)  Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.15% for Class L and 1.40% for Class N. These arrangements will remain in effect through April 30, 2018. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Class L	Class N
1 year	$119	$145
3 years	$394	$472
5 years	$723	$855
10 years	$1,654	$1,929

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), Arrowpoint Asset Management, LLC (Arrowpoint), The Boston Company Asset Management, LLC (TBCAM), FIAM LLC (FIAM), Fisher Investments, Geode Capital Management, LLC (Geode), Invesco Advisers, Inc. (Invesco), J.P. Morgan Investment Management Inc. (JPMorgan), Kennedy Capital Management, Inc. (Kennedy Capital), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC (Portolan), Systematic Financial Management, L.P. (Systematic), and Victory Capital Management Inc. (Victory Capital) have been retained to serve as sub-advisers for the fund. AB, ARI, FIAM, Fisher Investments, Geode, Invesco, Kennedy Capital, NBIA, Systematic, and Victory Capital have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Guy Lakonishok, CFA (co-manager), Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), Greg Sleight (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since 2016.

The following information supplements existing information found in the "Fund Management" section.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, LSV had approximately $87.7 billion in discretionary assets under management. LSV provides investment advisory services for the fund.

The following information replaces existing information found in the "Fund Management" section.

Systematic, at 300 Frank W. Burr Boulevard, 7th Floor, Teaneck, New Jersey 07666, has been retained to serve as a sub-adviser for the fund. As of February 29, 2016, Systematic had approximately $8 billion in discretionary assets under management. Systematic has not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

Victory Capital, at 4900 Tiedeman Road, Brooklyn, Ohio 44144, has been retained to serve as a sub-adviser for the fund. As of July 31, 2016, Victory Capital had approximately $52.3 billion in assets under management and advisement. Victory Capital provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements the biographical information found in the "Fund Management" section.

LSV

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 14 years of investment experience.

Josef Lakonishok serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Dr. Lakonishok has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 37 years of investment and research experience.

Puneet Mansharamani, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Mansharamani has served as a Partner and portfolio manager since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 16 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 9 years of investment experience.

Menno Vermeulen, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Vermeulen has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 23 years of investment experience.

AMM-L-AMM-N-16-06 1.9585472.117	October 31, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2016
Prospectus

At a special meeting of Strategic Advisers® Small-Mid Cap Multi-Manager Fund, shareholders approved a new sub-advisory agreement with Geode Capital Management, LLC on behalf of the fund.

Systematic Financial Management, L.P. (Systematic) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding Systematic's portfolio managers is deleted from this prospectus.

At a meeting held on September 7, 2016, the Board of Trustees approved the appointment of LSV Asset Management (LSV) as a new sub-adviser of the fund.

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co, LLC now refer to Victory Capital Management Inc.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), Arrowpoint Asset Management, LLC (Arrowpoint), The Boston Company Asset Management, LLC (TBCAM), FIAM LLC (FIAM), Fisher Investments, Geode Capital Management, LLC (Geode), Invesco Advisers, Inc. (Invesco), J.P. Morgan Investment Management Inc. (JPMorgan), Kennedy Capital Management, Inc. (Kennedy Capital), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC (Portolan), Systematic Financial Management, L.P. (Systematic), and Victory Capital Management Inc. (Victory Capital) have been retained to serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Guy Lakonishok, CFA (co-manager), Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), Greg Sleight (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since 2016.

The following information supplements existing information found in the "Fund Management" section.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of June 30, 2016, LSV had approximately $87.7 billion in discretionary assets under management. LSV provides investment advisory services for the fund.

The following information replaces existing information found in the "Fund Management" section.

Systematic, at 300 Frank W. Burr Boulevard, 7th Floor, Teaneck, New Jersey 07666, has been retained to serve as a sub-adviser for the fund. As of February 29, 2016, Systematic had approximately $8 billion in discretionary assets under management. Systematic has not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

Victory Capital, at 4900 Tiedeman Road, Brooklyn, Ohio 44144, has been retained to serve as a sub-adviser for the fund. As of July 31, 2016, Victory Capital had approximately $52.3 billion in assets under management. Victory Capital provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements the biographical information found in the "Fund Management" section.

LSV

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 14 years of investment experience.

Josef Lakonishok serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Dr. Lakonishok has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 37 years of investment and research experience.

Puneet Mansharamani, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Mansharamani has served as a Partner and portfolio manager since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 16 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 9 years of investment experience.

Menno Vermeulen, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since 2016. Mr. Vermeulen has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 23 years of investment experience.

AMM-F-16-06 1.965094.120	October 31, 2016

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information replaces existing information found in the "Fund Management" section under the heading "Advisory Fee(s)".

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Growth Multi-Manager Fund	Class F
Rate	0.81%

MMG-F-16-04 1.960894.109	October 31, 2016

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, and Geode have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

MMV-16-04 1.936473.112	October 31, 2016